INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (177)	¥ (1,156)	¥ (64)
Intangible assets, net	1,807	11,789	103
Copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,130	7,375	¥ 167
Purchased software
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 854	¥ 5,570